Fair Value Measurements (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of liabilities measured at fair value on a recurring basis

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Private placement warrants	$—	$1,537	$—	$1,537

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Note payable	$—	$—	$7,756	$7,756
Research and development license consideration	$—	$—	$2,634	$2,634

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Note payable	$—	$—	$7,756	$7,756
Research and development license consideration	—	—	2,634	2,634
Total	$—	$—	$10,390	$10,390

Schedule of changes in the estimated fair value

For the Three
Months Ended
March 31, 2023
Balance at December 31, 2022	$7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	2,244
Settlement of the Note	(10,000)
Balance at March 31, 2023	$—

For the Three
Months Ended
March 31, 2023
Balance at December 31, 2022	$2,634
Remeasurement of the liability to settlement value upon the Closing of the Business Combination	1,854
Settlement of the liability	(4,488)
Balance at March 31, 2023	$—

For the Three
Months Ended
March 31, 2023
Balance at December 31, 2022	$—
Assumption of private placement warrants	1,714
Change in fair value	(177)
Balance at March 31, 2023	$1,537